Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 08, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policies and Practices
Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee generally grants annual equity awards on a predetermined annual schedule and we do not take material nonpublic information into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant. The following table sets forth information for certain stock options granted to our named executive officers during 2024. In the event an issuer grants stock options or option-like instruments within the period commencing four business days prior to and ending one business day following the filing by the Company of a Form
10-K,
Form
10-Q,
or Form
8-K
containing material
non-public
information as required under Item 402(x) of Regulation
S-K,
Item 402(x) of Regulation
S-K
requires tabular disclosure of certain information related to such awards. The table below is being provided because certain of the stock options granted to our named executive officers during 2024 were granted within the period commencing four business days prior to and ending one business day following the filing by the Company of a Form
10-K,
Form
10-Q,
or Form
8-K
containing material
non-public
information.

Name	Grant Date	Number of Shares Underlying Option Grants		Exercise Price for Option Grants ($)(2)	Grant Date Fair Value of the Award ($)
Percentage change
in the closing market
price of the
securities underlying
the award between
the trading day
ending immediately
prior to the
disclosure of
material nonpublic
information and the
trading day
beginning
immediately
following the
disclosure of
material nonpublic
information

Todd C. Brady, M.D., Ph.D.	3/8/2024	1,081,201	(1)	3.62	3,000,817	(7.89)%
Stephen G. Machatha, Ph.D.	3/8/2024	405,450	(1)	3.62	1,125,305	(7.89)%
Bruce Greenberg, M.B.A.	3/8/2024	252,280	(1)	3.62	700,190	(7.89)%

(1)	Option vests in equal monthly installments over four years of service following January 1, 2024, provided that the optionee remains in continuous service to us through each such vesting date.
(2)	The exercise price is equal to the closing price per share of our common stock on The Nasdaq Capital Market on the date of grant.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false
Todd C. Brady, M.D., Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Todd C. Brady, M.D., Ph.D.
Underlying Securities | shares		1,081,201
Exercise Price | $ / shares		$ 3.62
Fair Value as of Grant Date | $		$ 3,000,817
Underlying Security Market Price Change		(7.89)
Stephen G. Machatha, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Stephen G. Machatha, Ph.D.
Underlying Securities | shares		405,450
Exercise Price | $ / shares		$ 3.62
Fair Value as of Grant Date | $		$ 1,125,305
Underlying Security Market Price Change		(7.89)
Bruce Greenberg, M.B.A. [Member]
Awards Close in Time to MNPI Disclosures
Name		Bruce Greenberg, M.B.A.
Underlying Securities | shares		252,280
Exercise Price | $ / shares		$ 3.62
Fair Value as of Grant Date | $		$ 700,190
Underlying Security Market Price Change		(7.89)